As Filed with the U.S. Securities and Exchange Commission on February 6, 2020

1933 Act File No. 333-221045
1940 Act File No. 811-23305

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 47 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 49 ☒
(Check appropriate box or boxes.)
__________________
American Century ETF Trust
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 10, 2020 at 8:30 a.m. Central pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, this Post-Effective Amendment No. 47 is being filed for the sole purpose of designating a new effective date, February 10, 2020, for the Registrant’s Post-Effective Amendment No. 3 previously filed on June 18, 2018 pursuant to Rule 485(a) (the “Amendment”).

The effectiveness of the Amendment was previously delayed pursuant to Rule 485(b)(1)(iii) as follows: Post-Effective Amendment No. 7 filed on August 31, 2018, Post-Effective Amendment No. 10 filed on September 28, 2018, Post-Effective Amendment No. 11 filed on October 26, 2018, Post-Effective Amendment No. 12 filed on November 23, 2018, Post-Effective Amendment No. 13 filed on December 21, 2018, Post-Effective Amendment No. 16 filed on January 18, 2019, Post-Effective Amendment No. 17 filed on February 15, 2019, Post-Effective Amendment No. 18 filed on March 15, 2019, Post-Effective Amendment No. 19 filed on April 12, 2019, Post-Effective Amendment No. 20 filed on May 10, 2019, Post-Effective Amendment No. 21 filed on June 7, 2019, Post-Effective Amendment No. 23 filed on July 5, 2019, Post-Effective Amendment No. 24 filed on August 2, 2019, Post-Effective Amendment No. 26 filed on August 30, 2019, Post-Effective Amendment No. 28 filed on September 27, 2019, Post-Effective Amendment No. 29 filed on October 25, 2019, Post-Effective Amendment No. 30 filed on November 22, 2019, Post-Effective Amendment No. 31 filed on December 20, 2019, Post-Effective Amendment No. 34 filed on January 16, 2020, Post-Effective Amendment No. 35 filed on January 17, 2020, Post-Effective Amendment No. 36 filed on January 23, 2020, Post-Effective Amendment No. 38 filed on January 24, 2020, Post-Effective Amendment No. 39 filed on January 27, 2020, Post-Effective Amendment No. 40 filed on January 28, 2020, Post-Effective Amendment No. 41 filed on January 29, 2020, Post-Effective Amendment No. 42 filed on January 30, 2020, Post-Effective Amendment No. 43 filed on January 31, 2020, Post-Effective Amendment No. 44 filed on February 3, 2020, Post-Effective Amendment No. 45 filed on February 4, 2020, and Post-Effective Amendment No. 46 filed on February 5, 2020.

This Post-Effective Amendment No. 47 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 6th day of February, 2020.

American Century ETF Trust

By:	* _________________________________
Patrick Bannigan
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _____________________________	President	February 6, 2020
Patrick Bannigan

* _____________________________	Chief Financial Officer and Treasurer	February 6, 2020
R. Wes Campbell

* _____________________________	Chairman and Trustee	February 6, 2020
Reginald M. Browne

* _____________________________	Trustee	February 6, 2020
Ronald J. Gilson

* _____________________________	Trustee	February 6, 2020
Barry A. Mendelson

* _____________________________	Trustee	February 6, 2020
Jonathan S. Thomas

* _____________________________	Trustee	February 6, 2020
Stephen E. Yates

*By:	/s/ Ashley L. Bergus
Ashley L. Bergus
Attorney in Fact
Pursuant to Power of Attorney, dated August 23, 2019 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 25 to the Registration Statement of American Century ETF Trust on August 29, 2019, File No. 333-221045, and incorporated herein by reference).

Secretary’s Certificate, dated August 23, 2019 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 25 to the Registration Statement of American Century ETF Trust on August 29, 2019, File No. 333-221045, and incorporated herein by reference).